THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [x]; Amendment Number: 4
This Amendment (check only one.):           [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jim Korn
Title:   Chief Legal Officer
Phone:   (952) 249-5538

Signature, Place, and Date of Signing:


/s/ Jim Korn              Minnetonka, Minnesota             08/17/2004
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:              $432,052
                                                     (thousands)

List of Other Included Managers:                     N/A



COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
NAME OF ISSUER                TITLE OF CLASS  CUSIP      VALUE      SHRS OR   SH/ PUT/  INV.      OTHER      VOTING AUTHORITY
                                                         (x $1000)  PRN AMT   PRN CALL  DISC.     MGRS    SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3TEC ENERGY CORPORATION       COM             88575R308   3,974     263,868 SH        SOLE      N/A       263,868  0           0
ALLEN TELECOM INC             COM             018091108   1,136     116,500 SH        SOLE      N/A       116,500  0           0
ALUMINA LTD                   SPONSORED ADR   022205108     875     354,144 SH        SOLE      N/A       354,144  0           0
BANKNORTH GROUP               COM             06646R107     317      14,539 SH        SOLE      N/A        14,539  0           0
CANDADA LIFE FINANCIAL CORP   COM             135113108  53,972   1,810,000 SH        SOLE      N/A     1,810,000  0           0
COGNIZANT TECH SOLUTIONS      CALL            192446902   4,448       3,475     CALL  SOLE      N/A         3,475  0           0
COGNIZANT TECH SOLUTIONS      CALL            192446902     832         650     CALL  SOLE      N/A           650  0           0
COGNIZANT TECH SOLUTIONS      COM             192446102   8,136     120,873 SH        SOLE      N/A       120,873  0           0
COGNIZANT TECH SOLUTIONS      COM             192446102  12,372     183,800 SH        SOLE      N/A       183,800  0           0
COGNIZANT TECH SOLUTIONS      COM             192446102   4,039      60,000 SH        SOLE      N/A        60,000  0           0
COGNIZANT TECH SOLUTIONS      COM             192446102   4,577      68,000 SH        SOLE      N/A        68,000  0           0
COLORADO MEDTECH INC          COM             19652U104     448     100,000 SH        SOLE      N/A       100,000  0           0
COR THERAPEUTICS CORR         NOTE 4.500% 6/1 217753AG7  10,039   9,000,000 PRN       SOLE      N/A             0  0   9,000,000
COR THERAPEUTICS CORR         NOTE 5.000% 3/0 217753AD4  19,780  17,900,000 PRN       SOLE      N/A             0  0  17,900,000
DREYER'S GRAND ICE CREAM INC  CALL            261878902   1,984       3,480     CALL  SOLE      N/A         3,480  0           0
DREYER'S GRAND ICE CREAM INC  CALL            261878902     256       1,420     CALL  SOLE      N/A         1,420  0           0
DREYER'S GRAND ICE CREAM INC  PUT             261878952     314       1,310     PUT   SOLE      N/A         1,310  0           0
DREYER'S GRAND ICE CREAM INC  CALL            261878902   2,477       1,950     CALL  SOLE      N/A         1,950  0           0
DREYER'S GRAND ICE CREAM INC  CALL            261878902   3,814       4,540     CALL  SOLE      N/A         4,540  0           0
DREYER'S GRAND ICE CREAM INC  CALL            261878902   1,325       2,500     CALL  SOLE      N/A         2,500  0           0
DREYER'S GRAND ICE CREAM INC  CALL            261878902     368       2,540     CALL  SOLE      N/A         2,540  0           0
DREYER'S GRAND ICE CREAM INC  COM             261878102     693      10,000 SH        SOLE      N/A        10,000  0           0
EXPEDIA INC                   COM             302125109  45,862     887,757 SH        SOLE      N/A       887,757  0           0
EXPEDIA INC                   COM             302125109   2,168      41,960 SH        SOLE      N/A        41,960  0           0
FORDING CANADIAN COAL TRUST   COM             345425102     488      25,057 SH        SOLE      N/A        25,057  0           0
FRANCE TELECOM RIGHTS 03      COM             35177Q105     414     105,264 SH        SOLE      N/A       105,264  0           0
FRANCE TELECOM RIGHTS 03      COM             35177Q105     282      71,801 SH        SOLE      N/A        71,801  0           0
GENESIS MICROCHIP INC         COM             37184C103     630      50,500 SH        SOLE      N/A        50,500  0           0
HISPANIC BROADCASTING CORP.   COM             43357B104  39,311   1,902,735 SH        SOLE      N/A     1,902,735  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107  22,627     800,100 SH        SOLE      N/A       800,100  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107     925      32,700 SH        SOLE      N/A        32,700  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107  15,950     564,000 SH        SOLE      N/A       564,000  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957   1,288       5,150     PUT   SOLE      N/A         5,150  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957   3,013       2,160     PUT   SOLE      N/A         2,160  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957     348       1,150     PUT   SOLE      N/A         1,150  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957     230         300     PUT   SOLE      N/A           300  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957     268         725     PUT   SOLE      N/A           725  0           0
HOUSEHOLD INTERNATIONAL INC   PUT             441815957     648         500     PUT   SOLE      N/A           500  0           0
HSBC HOLDINGS PLC             SPON ADR NEW    404280406  15,602     305,200 PRN       SOLE      N/A             0  0     305,200
INTERLOTT TECHNOLOGIES        COM             458764107     440      50,000 SH        SOLE      N/A        50,000  0           0
LIMITED INC                   COM             532716107   1,030      80,000 SH        SOLE      N/A        80,000  0           0
MOORE CORP LTD                COM             615785102     377      36,015 SH        SOLE      N/A        36,015  0           0
OCEAN ENERGY INC              COM             67481E106   9,908     495,400 SH        SOLE      N/A       495,400  0           0
PFIZER INC                    COM             717081103   2,462      79,000 SH        SOLE      N/A        79,000  0           0
PHARMACEUTICAL PRODUCT DEVEL  COM             717124101     806      30,000 SH        SOLE      N/A        30,000  0           0
PHARMACIA CORPORATION         COM             71713U102  77,507   1,790,000 SH        SOLE      N/A     1,790,000  0           0
PHARMACIA                     PUT             71713U952   1,708       3,285     PUT   SOLE      N/A         3,285  0           0
QUINTILES TRANSNATIONAL CORP  COM             748767100   4,504     370,416 SH        SOLE      N/A       370,416  0           0
SCIOS INC                     COM             808905103   1,683      38,200 SH        SOLE      N/A        38,200  0           0
SCIOS INC                     COM             808905103  25,854     586,800 SH        SOLE      N/A       586,800  0           0
TAUBMAN CENTERS, INC          COM             876664103     639      37,501 SH        SOLE      N/A        37,501  0           0
TELECOM ITALIA SPA            SPON ADR ORD    87927W106   2,094     303,800 SH        SOLE      N/A       303,800  0           0
TELECOM ITALIA SPA            SPON ADR ORD    87927W106     420     100,000 SH        SOLE      N/A       100,000  0           0
TRAVERLERS PROP CASUALTY      CL B            89420G406   9,105     645,300 SH        SOLE      N/A       645,300  0           0
USA INTERACTIVE               COM             902984103   1,202      44,876 SH        SOLE      N/A        44,876  0           0
USA INTERACTIVE               COM             902984103     723      27,000 SH        SOLE      N/A        27,000  0           0
VOLVO AB-A SHARES             ADR B           928856400   5,364     315,950 SH        SOLE      N/A       315,950  0           0
